UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2741

Fidelity Court Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2015

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Connecticut
Municipal Income Fund

February 28, 2015

1.814091.110

CTF-QTLY-0415

Investments February 28, 2015 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.6%
	Principal Amount	Value
Connecticut - 95.4%
Bethany, Orange and Woodbridge Reg'l. School District #5:
4.5% 8/15/20	$ 1,315,000	$ 1,429,326
4.5% 8/15/21	1,225,000	1,331,808
4.5% 8/15/22	1,325,000	1,440,196
5% 8/15/19	750,000	826,763
Bridgeport Gen. Oblig.:
Series 2006 B:
5% 12/1/17 (FSA Insured)	1,830,000	1,967,964
5% 12/1/18 (FSA Insured)	1,635,000	1,752,916
Series 2012 A:
5% 2/15/23	3,510,000	4,063,948
5% 2/15/24	2,490,000	2,830,259
5% 2/15/32	5,000,000	5,504,200
Connecticut Dev. Auth. Wtr. Facilities Rev. (Aquatron Wtr. Corp., Proj.) Series 2006, 4.7% 7/1/36 (XL Cap. Assurance, Inc. Insured) (a)	5,000,000	5,063,250
Connecticut Gen. Oblig.:
Series 2006 D, 5% 11/1/24	17,980,000	19,311,239
Series 2006 F, 5% 12/1/21	12,000,000	12,939,480
Series 2008 A, 5% 4/15/27	5,000,000	5,562,700
Series 2008 B, 5% 4/15/28	4,000,000	4,443,680
Series 2011 D, 5% 11/1/25	10,000,000	11,881,800
Series 2012 B, 5% 4/15/25	7,460,000	8,817,645
Series 2012 D:
5% 9/15/31	3,250,000	3,763,468
5% 9/15/32	4,860,000	5,613,494
Series 2013 A:
5% 3/1/27	11,480,000	13,483,719
5% 10/15/27	1,000,000	1,187,520
Series 2014 G, 5% 11/15/28	7,000,000	8,371,860
5% 10/15/30	4,275,000	4,969,859
Connecticut Health & Edl. Facilities Auth. Rev.:
(Fairfield Univ. Proj.):
Series 2008 N, 5% 7/1/21	3,000,000	3,352,740
Series M, 5% 7/1/34	1,000,000	1,090,280
Series O, 5% 7/1/40	2,000,000	2,235,080
(Hosp. for Spl. Care Proj.) Series C, 5.25% 7/1/19 (Radian Asset Assurance, Inc. Insured)	1,170,000	1,265,098
(Loomis Chaffee School Proj.) Series G, 5% 7/1/38	3,000,000	3,251,760
(Lutheran Gen. Health Care Sys. Proj.) 7.375% 7/1/19 (Escrowed to Maturity)	1,465,000	1,649,649
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev.: - continued
(Quinnipiac Univ. Proj.):
Series J, 5.75% 7/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,000,000	$ 2,258,640
Series K1, 5% 7/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,214,500
(Sacred Heart Univ. Proj.) Series G:
5% 7/1/17	1,000,000	1,070,860
5% 7/1/18	1,000,000	1,090,280
(Stamford Hosp. Proj.) Series I, 5% 7/1/30	12,640,000	14,212,669
(Wesleyan Univ. Proj.) Series G:
5% 7/1/29	3,000,000	3,434,430
5% 7/1/30	2,000,000	2,274,500
Series 2011 M, 5.375% 7/1/41	5,485,000	6,050,613
Series 2013 N:
5% 7/1/24	400,000	480,720
5% 7/1/25	300,000	357,036
Series 2014 E:
5% 7/1/28	3,260,000	3,818,634
5% 7/1/29	3,840,000	4,470,720
Series A:
5% 7/1/20	4,855,000	5,667,242
5% 7/1/21	800,000	946,080
5% 7/1/41	3,000,000	3,254,970
Series C:
5% 7/1/20	465,000	536,647
5% 7/1/22	425,000	500,055
5% 7/1/24	1,000,000	1,165,630
Series D:
5% 7/1/21	2,975,000	3,470,010
5% 7/1/23	3,335,000	3,990,861
Series E, 5% 7/1/42	2,000,000	2,223,380
Series G, 5% 7/1/39	1,000,000	1,120,180
Series H, 5% 7/1/23 (FSA Insured)	2,290,000	2,611,699
Series H1, 5% 7/1/41	1,250,000	1,359,200
Series J:
5% 11/1/24	1,390,000	1,627,912
5% 11/1/25	1,465,000	1,709,831
Series N:
5% 7/1/20	1,250,000	1,459,125
5% 7/1/21	610,000	722,179
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev.: - continued
Series N:
5% 7/1/21	$ 1,940,000	$ 2,260,294
5% 7/1/22	2,035,000	2,372,281
5% 7/1/23	1,500,000	1,743,795
5% 7/1/27	1,000,000	1,164,250
5% 7/1/28	2,250,000	2,591,843
Connecticut Hsg. Fin. Auth. Series 2013 B2, 4% 11/15/32	3,845,000	4,160,175
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev.:
Series 2012 A:
5% 1/1/23	1,380,000	1,620,727
5% 1/1/25	875,000	1,015,613
Series 2013 A:
5% 1/1/26	1,180,000	1,366,629
5% 1/1/28	1,000,000	1,144,530
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2007 A:
5% 8/1/26	3,800,000	4,132,272
5% 8/1/27 (AMBAC Insured)	2,000,000	2,169,900
Series 2008 A, 5% 11/1/21	5,000,000	5,635,850
Series 2010 C, 5% 11/1/20	1,085,000	1,288,307
Series 2011 A, 5% 12/1/25	5,000,000	5,927,650
Series 2012 A:
5% 1/1/24	2,855,000	3,410,840
5% 1/1/25	4,000,000	4,759,800
5% 1/1/26	10,000,000	11,813,200
5% 1/1/28	1,000,000	1,167,360
5% 1/1/31	5,000,000	5,764,200
Series 2014 B, 5% 9/1/23	5,420,000	6,622,481
Connecticut State Revolving Fund Gen. Rev. Series 2009 A:
5% 6/1/23	1,750,000	2,007,758
5% 6/1/25	3,710,000	4,246,540
Danbury Gen. Oblig. Series 2011:
5% 7/15/22	1,000,000	1,190,920
5% 7/15/23	1,300,000	1,542,177
5% 7/15/24	410,000	482,611
5% 7/15/25	350,000	410,617
East Lyme Gen. Oblig. Series 2010:
4% 7/15/21	360,000	404,827
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
East Lyme Gen. Oblig. Series 2010: - continued
4% 7/15/22	$ 325,000	$ 364,757
Greater New Haven Wtr. Poll. Cont. Auth. Reg'l. Wastewtr. Sys. Rev.:
Series 2005 A, 5% 8/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	10,257
Series 2008 A, 5% 11/15/37 (FSA Insured)	1,000,000	1,102,240
Series 2014 B:
5% 8/15/25	450,000	539,942
5% 8/15/26	700,000	833,448
5% 8/15/27	750,000	884,760
5% 8/15/28	1,000,000	1,169,730
Groton Gen. Oblig. Series 2014 A:
4% 10/1/22	410,000	457,892
5% 10/1/23	295,000	352,605
5% 10/1/24	335,000	403,384
Hartford County Metropolitan District:
(Clean Wtr. Proj.):
Series 2013 A, 5% 4/1/32	5,550,000	6,347,757
Series 2014 A, 5% 11/1/42	3,500,000	4,026,015
(Connecticut Clean Wtr. Proj.) Series 2014 A:
5% 11/1/28	1,000,000	1,192,480
5% 11/1/29	1,850,000	2,192,269
5% 11/1/30	2,480,000	2,925,036
5% 11/1/31	2,905,000	3,412,881
Hartford Gen. Oblig.:
Series 2012 A:
5% 4/1/20 (FSA Insured)	1,000,000	1,160,320
5% 4/1/21 (FSA Insured)	2,000,000	2,351,600
5% 4/1/22 (FSA Insured)	1,000,000	1,185,390
5% 4/1/24	2,500,000	2,911,750
Series 2013 A, 5% 4/1/27	1,645,000	1,903,610
Series 2014 B, 5% 10/1/18 (FSA Insured)	500,000	564,600
Series 2014 C:
5% 8/15/23 (Build America Mutual Assurance Insured)	3,670,000	4,389,393
5% 8/15/24 (Build America Mutual Assurance Insured)	1,835,000	2,210,294
Naugatuck Ctfs. of Prtn. (Naugatuck Incineration Facilities Proj.) Series 2014 A:
5% 6/15/20 (a)	1,585,000	1,803,365
5% 6/15/22 (a)	1,000,000	1,148,920
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Naugatuck Gen. Oblig. 5.875% 2/15/21 (AMBAC Insured)	$ 1,320,000	$ 1,460,435
New Haven Gen. Oblig.:
Series 2002 C, 5.125% 11/1/16 (Escrowed to Maturity)	30,000	30,651
Series 2009 A:
5% 3/1/20 (Assured Guaranty Corp. Insured)	1,000,000	1,136,360
5% 3/1/25 (Assured Guaranty Corp. Insured)	2,000,000	2,238,880
Series 2012 A:
4% 11/1/22 (FSA Insured)	2,185,000	2,418,511
5% 11/1/17	1,900,000	2,075,750
5% 11/1/18	2,005,000	2,224,367
Series B, 5% 8/1/21 (FSA Insured)	2,225,000	2,614,331
5.25% 3/1/19	650,000	740,305
Norwalk Gen. Oblig.:
Series 2010 B:
5% 7/1/23	975,000	1,142,456
5% 7/1/26	625,000	730,256
Series 2011 A:
4% 7/1/22	1,000,000	1,116,990
4% 7/1/23	1,000,000	1,109,460
4% 7/1/24	1,000,000	1,101,370
Plainville Gen. Oblig. Series 2010 A:
4% 7/15/21	600,000	669,798
4% 7/15/22	600,000	662,022
4% 7/15/23	600,000	657,852
Reg'l. School District #15 4% 7/1/22	1,520,000	1,685,786
South Central Reg'l. Wtr. Auth. Wtr. Sys. Rev.:
Eighteenth Series B:
5.25% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,651,275
5.25% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,510,000	1,659,898
Eighth Series A, 5% 8/1/33	1,110,000	1,265,156
Series 2013 A, 5% 8/1/43	2,000,000	2,248,340
Series 29:
5% 8/1/25 (FSA Insured)	500,000	599,285
5% 8/1/26 (FSA Insured)	1,250,000	1,489,813
Series 30 B:
5% 8/1/30	1,150,000	1,351,722
5% 8/1/31	2,630,000	3,079,493
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
South Central Reg'l. Wtr. Auth. Wtr. Sys. Rev.: - continued
Twentieth Series A:
5.25% 8/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,020,000	$ 1,187,780
5.25% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,795,000	3,372,363
Twenty-Second Series, 5% 8/1/38 (FSA Insured)	20,000,000	21,870,195
Twenty-Seventh Series, 5% 8/1/30	4,355,000	5,004,461
Stamford Gen. Oblig. Series 2011, 4% 7/1/23	1,045,000	1,160,044
Stratford Gen. Oblig. Series 2014:
5% 12/15/24	500,000	592,915
5% 12/15/25	500,000	590,580
Trumbull Gen. Oblig. Series 2009:
4% 9/15/20	525,000	585,695
4% 9/15/21	500,000	554,090
Univ. of Connecticut Gen. Oblig. Series 2011 A, 5% 2/15/27	3,000,000	3,491,280
Univ. of Connecticut Rev. Series 2012 A:
5% 11/15/21	1,000,000	1,199,620
5% 11/15/23	2,700,000	3,268,701
Vernon Gen. Oblig. Series 2012:
4% 8/1/20	1,135,000	1,261,882
4% 8/1/22	1,000,000	1,110,700
Waterbury Ct Series 2007, 4.5% 4/1/22 (AMBAC Insured)	3,510,000	4,021,372
Watertown Gen. Oblig. Series 2009 B, 4.5% 7/1/20	1,375,000	1,556,968
West Hartford Gen. Oblig. Series 2010 A:
5% 7/1/21	1,000,000	1,185,780
5% 7/1/22	1,210,000	1,421,871
West Haven Gen. Oblig. Series 2012, 5% 8/1/21 (FSA Insured)	2,495,000	2,890,981
Westport Gen. Oblig.:
Series 2009 A, 4% 2/1/22	800,000	869,600
Series 2009, 5% 2/1/21	480,000	545,491
Series 2010:
4% 11/1/20	1,050,000	1,187,613
4% 11/1/21	1,000,000	1,130,480
		438,983,470
Municipal Bonds - continued
	Principal Amount	Value
Guam - 0.7%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
4% 10/1/15 (a)	$ 750,000	$ 763,380
6.375% 10/1/43 (a)	800,000	953,800
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/24 (FSA Insured)	1,100,000	1,305,128
		3,022,308
Virgin Islands - 0.5%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/17	2,250,000	2,438,325
TOTAL INVESTMENT PORTFOLIO - 96.6% (Cost $423,123,292)	444,444,103
NET OTHER ASSETS (LIABILITIES) - 3.4%	15,552,972
NET ASSETS - 100%	$ 459,997,075
Legend
(a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At February 28, 2015, the cost of investment securities for income tax purposes was $423,123,292. Net unrealized appreciation aggregated $21,320,811, of which $21,833,634 related to appreciated investment securities and $512,823 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® New Jersey
Municipal Income Fund

February 28, 2015

1.814102.110

NJT-QTLY-0415

Investments February 28, 2015 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.2%
	Principal Amount	Value
Delaware, New Jersey - 0.7%
Delaware River & Bay Auth. Rev.:
Series 2014 A, 5% 1/1/44	$ 3,000,000	$ 3,385,140
Series 2014 B, 5% 1/1/23	700,000	838,502
		4,223,642
Guam - 0.5%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C, 6.375% 10/1/43 (a)	1,000,000	1,192,250
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/22 (FSA Insured)	1,500,000	1,810,500
		3,002,750
New Jersey - 90.0%
Atlantic County Impt. Auth. Luxury Tax Rev. (Convention Ctr. Proj.) Series 1985 A, 7.4% 7/1/16 (Escrowed to Maturity)	1,380,000	1,453,816
Bayonne Gen. Oblig. 5.5% 7/1/39	5,000,000	5,737,100
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A:
5% 2/15/26	1,000,000	1,164,440
5% 2/15/27	1,000,000	1,154,210
5% 2/15/28	1,000,000	1,146,610
5% 2/15/29	1,000,000	1,139,900
Cape May County Indl. Poll. Cont. Fing. Auth. Rev. (Atlantic City Elec. Co. Proj.) Series 1991 A, 6.8% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,350,000	1,640,142
Cumberland County Impt. Auth. (Technical High School Proj.) Series 2014:
5% 9/1/21 (FSA Insured)	530,000	634,908
5% 9/1/23 (FSA Insured)	600,000	732,594
5% 9/1/24 (FSA Insured)	1,640,000	2,018,791
5% 9/1/25 (FSA Insured)	1,375,000	1,671,629
5% 9/1/26 (FSA Insured)	2,480,000	2,989,367
5% 9/1/39 (FSA Insured)	4,000,000	4,522,400
East Brunswick Township Board of Ed.:
5% 11/1/22	1,000,000	1,223,940
5% 11/1/23	1,000,000	1,219,150
East Windsor Reg'l. School District:
5% 3/1/20	1,045,000	1,221,919
5% 3/1/21	1,000,000	1,190,370
Essex County Util. Auth. Solid Waste Rev. Series 2009, 5% 4/1/20 (Assured Guaranty Corp. Insured)	1,000,000	1,148,950
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
Garden State Preservation Trust Open Space & Farmland Preservation:
Series 2003 B, 0% 11/1/21 (FSA Insured)	$ 8,310,000	$ 7,283,549
Series 2005 A, 5.8% 11/1/19 (Pre-Refunded to 11/1/15 @ 100)	5,000,000	5,185,100
Series 2012 A, 5% 11/1/22	6,600,000	7,968,048
Hudson County Ctfs. of Prtn. Series 2002:
6.25% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,420,000	2,454,195
6.25% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,525,000	1,590,636
6.25% 6/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,610,000	1,722,346
Jersey City Gen. Oblig.:
Series 2002 B, 5.25% 3/1/15 (AMBAC Insured)	1,250,000	1,250,675
Series 2005 C, 5% 9/1/18 (Pre-Refunded to 9/1/15 @ 100)	3,500,000	3,583,055
Margate City Gen. Oblig. Series 2009, 5% 2/1/18	750,000	820,380
Monroe Township Board of Ed. Series 2012:
5% 8/1/26	3,220,000	3,816,247
5% 8/1/28	4,000,000	4,672,360
Morristown Gen. Oblig. Series 2005, 6.5% 8/1/19 (FSA Insured)	20,000	23,835
New Brunswick Parking Auth. Rev. Series 2012:
5% 9/1/23	1,450,000	1,716,916
5% 9/1/26	600,000	703,686
5% 9/1/27	440,000	510,814
New Jersey Econ. Dev. Auth. Rev.:
(Goethals Bridge Replacement Proj.) Series 2013:
5.125% 1/1/34 (a)	1,500,000	1,663,185
5.375% 1/1/43 (a)	2,000,000	2,234,200
Series 2004 A, 5.25% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500,000	3,512,950
Series 2005 K, 5.25% 12/15/16 (Pre-Refunded to 12/15/15 @ 100)	3,000,000	3,118,320
Series 2005 N1, 5.5% 9/1/24 (AMBAC Insured)	5,000,000	5,957,500
Series 2005 O, 5.25% 3/1/21 (Pre-Refunded to 3/1/15 @ 100)	2,800,000	2,800,000
Series 2005 P, 5.25% 9/1/26 (Pre-Refunded to 9/1/15 @ 100)	8,000,000	8,199,680
Series 2012 II, 5% 3/1/26	5,000,000	5,503,900
Series 2012, 5% 6/15/20	5,000,000	5,691,500
Series 2013 NN, 5% 3/1/27	20,000,000	22,016,995
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Econ. Dev. Auth. Rev.: - continued
Series 2013:
5% 3/1/23	$ 4,800,000	$ 5,463,024
5% 3/1/25	700,000	785,610
5% 9/1/36	1,625,000	1,670,386
5% 9/1/36 (Pre-Refunded to 9/1/16 @ 100)	7,375,000	7,890,513
5% 9/1/37	700,000	730,800
5% 9/1/37 (Pre-Refunded to 9/1/17 @ 100)	1,300,000	1,442,285
6% 12/15/34 (Pre-Refunded to 12/15/18 @ 100)	1,905,000	2,258,263
6% 12/15/34 (Pre-Refunded to 12/15/34 @ 100)	40,000	46,207
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev. (American Wtr. Co., Inc. Proj.) Series 2009 A, 5.7% 10/1/39 (a)	5,000,000	5,731,800
New Jersey Edl. Facilities Auth. Rev.:
(Montclair State Univ. Proj.) Series 2002 F, 5% 7/1/17 (Pre-Refunded to 7/1/15 @ 100)	1,000,000	1,015,680
(New Jersey Institute of Technology Proj.) Series 2010 H, 5% 7/1/31	2,000,000	2,209,940
(Princeton Theological Seminary Proj.) Series 2009 B:
4% 7/1/22	1,000,000	1,101,210
5% 7/1/15	235,000	238,732
5% 7/1/17	490,000	536,589
5% 7/1/18	250,000	280,610
5% 7/1/19	200,000	229,928
(Rowan Univ. Proj.) Series 2007 B:
5.5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,658,650
5.5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,390,000	4,974,177
(The College of New Jersey Proj.) Series 2008 D, 5% 7/1/35 (FSA Insured)	4,000,000	4,377,280
(William Paterson College Proj.) Series 2008 C, 5% 7/1/19 (Assured Guaranty Corp. Insured)	2,570,000	2,881,972
Series 2012 A:
5% 7/1/18	1,000,000	1,122,440
5% 7/1/19	1,040,000	1,192,329
Series 2012 B:
5% 7/1/37	750,000	830,273
5% 7/1/42	1,100,000	1,211,727
New Jersey Envir. Infrastructure Trust:
Series 2012 A, 4% 9/1/20	10,000,000	11,381,100
Series 2012, 5% 9/1/17 (Pre-Refunded to 9/1/16 @ 100)	100,000	106,912
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Envir. Infrastructure Trust: - continued
5% 9/1/17	$ 4,750,000	$ 5,076,848
5% 9/1/17 (Pre-Refunded to 9/1/16 @ 100)	30,000	32,074
5% 9/1/17 (Pre-Refunded to 9/1/16 @ 100)	20,000	21,382
New Jersey Gen. Oblig. 5% 6/1/25	3,340,000	4,006,664
New Jersey Health Care Facilities Fing. Auth. Rev.:
(AHS Hosp. Corp. Proj.) Series 2011, 6% 7/1/41	5,000,000	6,047,000
(AtlantiCare Reg'l. Med. Ctr. Proj.) Series 2007, 5% 7/1/17	1,000,000	1,087,340
(Chilton Memorial Hosp. Proj.) Series 2009, 5.75% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	3,765,000	4,491,871
(Greystone Park Psychiatric Hosp. Proj.) Series 2013 B, 5% 9/15/24	8,000,000	9,202,800
(Hackensack Univ. Med. Ctr. Proj.):
Series 2010 B, 5% 1/1/22	1,725,000	1,955,046
Series 2010, 5% 1/1/34	2,000,000	2,181,180
(Robert Wood Johnson Univ. Hosp. Proj.) Series 2010, 5% 7/1/31	5,000,000	5,571,900
(Virtua Health Proj.) Series A, 5.25% 7/1/17 (Assured Guaranty Corp. Insured)	6,000,000	6,596,160
Series 2008 A, 5.25% 10/1/38	5,965,000	6,569,791
Series 2008, 6.625% 7/1/38	10,745,000	12,062,444
Series 2009 A, 5.75% 10/1/31	4,000,000	4,671,680
Series 2011:
5% 7/1/19	1,500,000	1,724,460
5% 7/1/23	2,500,000	2,971,100
5% 7/1/24	2,000,000	2,347,320
5% 7/1/25	2,265,000	2,640,152
Series 2012 A:
5% 7/1/18	795,000	890,710
5% 7/1/22	1,400,000	1,667,988
5% 7/1/23	1,000,000	1,183,990
5% 7/1/24	2,000,000	2,325,440
5% 7/1/25	1,000,000	1,162,000
Series 2012 II, 5% 7/1/42	1,000,000	1,090,060
Series 2012, 5% 7/1/21	2,325,000	2,725,342
Series 2013 A:
5% 7/1/28	1,080,000	1,232,906
5% 7/1/32	1,600,000	1,791,568
5.25% 7/1/28	3,250,000	3,792,848
Series 2013:
5% 7/1/24	1,250,000	1,481,925
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Health Care Facilities Fing. Auth. Rev.: - continued
5% 7/1/26	$ 1,335,000	$ 1,550,629
5.25% 7/1/31	4,000,000	4,547,960
5.5% 7/1/43	3,000,000	3,372,270
Series 2014 A:
4% 7/1/45	1,300,000	1,277,497
5% 7/1/30	700,000	795,424
5% 7/1/31	455,000	515,460
5% 7/1/32	1,000,000	1,129,460
5% 7/1/44	3,525,000	3,936,473
5% 7/1/45	2,225,000	2,462,341
5% 3/1/20	1,040,000	1,122,046
5% 3/1/20 (Pre-Refunded to 3/1/17 @ 100)	990,000	1,078,803
5% 3/1/21	1,370,000	1,476,942
5% 3/1/21 (Pre-Refunded to 3/1/17 @ 100)	1,310,000	1,427,507
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2010 1A, 5% 12/1/17	2,500,000	2,764,000
Series 2013:
4% 12/1/20 (a)	2,500,000	2,688,250
5% 12/1/21 (a)	2,100,000	2,377,809
5% 12/1/22 (a)	2,250,000	2,547,090
New Jersey Institute of Technology Series 2012 A:
5% 7/1/32	1,250,000	1,415,888
5% 7/1/42	5,000,000	5,586,800
New Jersey Tobacco Settlement Fing. Corp. Series 2007 1A, 5% 6/1/15	1,000,000	1,011,320
New Jersey Tpk. Auth. Tpk. Rev.:
Series 1991 C:
6.5% 1/1/16 (Escrowed to Maturity)	150,000	157,799
6.5% 1/1/16 (Escrowed to Maturity)	350,000	368,197
Series 2005 C:
6.5% 1/1/16	385,000	404,354
6.5% 1/1/16 (Escrowed to Maturity)	190,000	199,960
Series 2009 E, 5.25% 1/1/40	10,600,000	11,754,764
Series 2009 I, 5% 1/1/35	5,000,000	5,550,250
Series 2012 B, 5% 1/1/24	2,650,000	3,151,274
Series 2013 A, 5% 1/1/38	8,000,000	8,938,880
Series 2014 A, 5% 1/1/32	5,000,000	5,755,250
Series 2014 C:
5% 1/1/22	3,750,000	4,485,413
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Tpk. Auth. Tpk. Rev.: - continued
5% 1/1/23	$ 3,000,000	$ 3,622,290
6.5% 1/1/16 (Escrowed to Maturity)	210,000	220,828
New Jersey Trans. Trust Fund Auth.:
Series 2001 A, 6% 6/15/35	2,800,000	3,380,692
Series 2004 B, 5.5% 12/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,000,000	11,434,940
Series 2005 B:
5.25% 12/15/16 (Pre-Refunded to 12/15/15 @ 100)	9,830,000	10,217,695
5.25% 12/15/22 (AMBAC Insured)	1,200,000	1,397,832
5.5% 12/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,235,000	17,850,088
Series 2006 A, 5.5% 12/15/22	8,875,000	10,457,945
Series 2006 C:
0% 12/15/26 (AMBAC Insured)	10,000,000	6,072,100
0% 12/15/34	4,000,000	1,556,200
Series 2008 A:
0% 12/15/35	12,055,000	4,435,276
0% 12/15/36	25,000,000	8,673,250
5.5% 12/15/38 (Assured Guaranty Corp. Insured)	1,710,000	1,926,161
Series 2009 A:
0% 12/15/36	1,915,000	664,371
0% 12/15/38	13,900,000	4,325,124
Series 2010 A, 0% 12/15/30	14,750,000	7,151,980
Series 2010 A3, 0% 12/15/34	10,775,000	4,192,014
Series 2011 A, 5.25% 6/15/25	6,000,000	6,778,260
Series 2011 B:
5.25% 6/15/25	3,185,000	3,598,126
5.25% 6/15/26	2,000,000	2,248,460
New Jersey Transit Corp. Ctfs. of Prtn.:
Series 2003 A, 5.25% 9/15/15 (Escrowed to Maturity)	3,300,000	3,388,869
Series 2014 A, 5% 9/15/21	5,100,000	5,933,901
Newark City Hsg. Auth. City-Secured Police Facility Rev. (Southward Police Proj.) Series 2009 A, 6.75% 12/1/38 (Assured Guaranty Corp. Insured)	1,000,000	1,181,020
Newark Gen. Oblig. Series 2013 A:
5% 7/15/17	2,000,000	2,176,080
5% 7/15/18	3,130,000	3,469,511
Newark Port Auth. Hsg. Auth. Rev. (Newark Redev. Proj.) Series 2007, 5.25% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,350,000	1,489,091
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
North Hudson Swr. Auth. Wtr. & Swr. Rev. Series 2001 A, 0% 8/1/24 (Escrowed to Maturity)	$ 2,000,000	$ 1,618,840
Rutgers State Univ. Rev.:
Series 2009 F:
5% 5/1/30	1,500,000	1,697,880
5% 5/1/39	9,500,000	10,611,405
Series 2010 I, 5% 5/1/29	1,110,000	1,278,875
Series 2013 L, 5% 5/1/43	5,000,000	5,679,950
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) Series 2005, 5.5% 5/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,000,000	6,029,280
West Deptford Township Gen. Oblig.:
3% 9/1/26	1,330,000	1,318,496
5% 9/1/25	3,995,000	4,826,759
		541,734,433
New York And New Jersey - 2.1%
Port Auth. of New York & New Jersey:
163rd Series, 5% 7/15/35	3,255,000	3,745,659
166th Series, 5% 1/15/41	5,000,000	5,593,750
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (a)	3,000,000	3,125,910
		12,465,319
Pennsylvania, New Jersey - 3.4%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev.:
Series 2007 A, 5% 7/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,855,000	3,091,994
Series 2012 A:
5% 7/1/21	600,000	711,522
5% 7/1/24	1,200,000	1,411,044
5% 7/1/25	1,100,000	1,284,591
5% 7/1/26	500,000	579,550
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
(Port District Proj.) Series 2012, 5% 1/1/24	3,000,000	3,424,560
Series 2010 D, 5% 1/1/40	4,000,000	4,371,760
Series 2013, 5% 1/1/31	5,000,000	5,770,100
		20,645,121
Municipal Bonds - continued
	Principal Amount	Value
Virgin Islands - 0.5%
Virgin Islands Pub. Fin. Auth.:
Series 2009 A, 6.75% 10/1/37	$ 1,000,000	$ 1,163,650
Series 2009 A1, 5% 10/1/24	500,000	558,430
Series 2009 B, 5% 10/1/25	1,200,000	1,338,852
		3,060,932
TOTAL INVESTMENT PORTFOLIO - 97.2% (Cost $550,570,588)	585,132,197
NET OTHER ASSETS (LIABILITIES) - 2.8%	16,936,228
NET ASSETS - 100%	$ 602,068,425
Legend
(a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At February 28, 2015, the cost of investment securities for income tax purposes was $550,582,071. Net unrealized appreciation aggregated $34,550,126, of which $36,271,628 related to appreciated investment securities and $1,721,502 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Income Fund's investments and ratifies the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Court Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Court Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 29, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	April 29, 2015